Share capital and share premium - Narrative (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) vote shares	Dec. 31, 2025 USD ($) vote shares	Jun. 30, 2026 € / shares shares	Dec. 31, 2025 € / shares shares
Disclosure of classes of share capital [line items]
Par value per share (in unit per share) | € / shares			€ 1	€ 1
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares			249,135,746	247,705,230
Par value per share (in unit per share) | € / shares			€ 1	€ 1
Number of votes per share | vote	1	1
Ordinary Shares | Settlement of Equity Programs
Disclosure of classes of share capital [line items]
Shares issued during the period (in shares) | shares	1,430,516	2,779,580
Shares issued, transaction costs | $	$ 90	$ 109